Fair Value Measurements - Purchase Price Earn-Out Rollforward (Details) - Fair value, recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Purchase Price Earn-Out
Beginning balance	$ 4,859,068	$ 5,387,958
Initial recognition	451,045	690,198
Ending balance	5,952,972	4,859,068
Purchase Price Earn-Out
Purchase Price Earn-Out
Beginning balance	0
Initial recognition	7,165
Payments	(5,040)
Change in valuation inputs or other assumptions	2,147
Ending balance	4,272	$ 0
Lossincluded in earnings from changes in instrument-specific credit risk	$ 286